Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost		€ (21)	€ (17)	€ (25)
Wise one-time cost				(20)
Cash received from Wise purchase price adjustment				21
Wise purchase price adjustment				20
Gains / (Losses) on pension plans amendments		36	20
Collective Bargaining agreement renegotiation [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Legal fees and lump-sum payments			€ 3
Collective bargaining agreement term			5 years
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost		€ 21	€ 16
Automotive Body Sheet Growth Projects [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Start-up costs and development cost				€ 20
Disposal of leased assets [member] | Novelis [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Sale of assets	€ 200
Net gain on sale of assets	€ 190